CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2018 [1]	Mar. 31, 2017 [2]
Current assets:
Cash and cash equivalents	$ 2,593	$ 1,268
Receivables, net of allowance for doubtful accounts of $40 and $26	5,481	1,643
Prepaid expenses	496	223
Other current assets	469	116
Assets of discontinued operations	581	0
Total current assets	9,620	3,250
Intangible assets, net of accumulated amortization of $3,369 and $2,293	7,179	1,794
Goodwill	7,619	1,855
Deferred income taxes, net	373	381
Property and equipment, net of accumulated depreciation of $3,686 and $2,816	3,363	903
Other assets	2,404	480
Assets of discontinued operations - non-current	3,363	0
Total Assets	33,921	8,663
Current liabilities:
Short-term debt and current maturities of long-term debt	1,918	738
Accounts payable	1,513	410
Accrued payroll and related costs	744	248
Accrued expenses and other current liabilities	3,120	998
Deferred revenue and advance contract payments	1,641	518
Income taxes payable	127	38
Liabilities of discontinued operations	789	0
Total current liabilities	9,852	2,950
Long-term debt, net of current maturities	6,092	2,225
Non-current deferred revenue	795	286
Non-current pension obligations	879	342
Non-current income tax liabilities and deferred tax liabilities	1,166	423
Other long-term liabilities	844	271
Liabilities of discontinued operations - non-current	456	0
Total Liabilities	20,084	6,497
Commitments and contingencies
DXC stockholders’ equity:
Preferred stock, par value $0.01 per share; authorized 1,000,000 shares; none issued as of March 31, 2018 and March 31, 2017	0	0
Common stock, par value $0.01 per share; authorized 750,000,000 shares; issued 286,393,147 as of March 31, 2018 and 141,298,797 as of March 31, 2017	3	1
Additional paid-in capital	12,210	2,219
Retained earnings (accumulated deficit)	1,301	(170)
Accumulated other comprehensive income (loss)	58	(162)
Treasury stock, at cost, 1,016,947 and 0 shares as of March 31, 2018 and March 31, 2017	(85)	0
Total DXC stockholders’ equity	13,487	1,888
Non-controlling interest in subsidiaries	350	278
Total Equity	13,837	2,166
Total Liabilities and Equity	$ 33,921	$ 8,663

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.